Income tax expense (Tables)	12 Months Ended
Jun. 30, 2024
Income tax expense
Schedule of income tax expense

(in € thousands)	2022	2023	2024
Total current tax income / (expense)	(14,604)	(3,210)	(411)
Thereof prior year adjustments	141	(476)	189
Thereof other current income tax effects for the period	(14,746)	(2,734)	(600)
Total deferred tax income / (expense)	3,421	(2,666)	2,226
Thereof effects from origination and reversal of temporary balance sheet differences	98	1,101	61
Thereof prior year adjustments	153	(31)	30
Thereof effects from (non-) recognition of deferred tax assets on tax loss and interest carryforwards	3,169	(3,736)	2,135
Total income tax expense	(11,184)	(5,876)	1,814

Schedule of reconciles the expected income tax expense amount

	Year ended June 30,
(in € thousands)	2022	2023	2024
Income (loss) before tax	1,867	(11,142)	(26,725)
Tax (expense) income based on expected group tax rate	(514)	3,091	7,414
Tax effects of:
Non-recognition of interest expenses due to interest cap	—	—	—
Utilization of interest expense carryforwards and recognition of related deferred tax assets	—	—	—
Non-deductible expenses (for local taxes)	(130)	(92)	(218)
Other non-deductible expenses	(14,229)	(8,693)	(5,993)
Tax free income	40	239	90
Tax rate difference between group and local tax rates and changes in tax rates	(170)	58	64
Prior year adjustments	295	(507)	53
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	3,500	42	6
Others	25	(14)	397
Income tax expense	(11,184)	(5,876)	1,814
Effective total income tax rate (%)	599.0%	52.7%	-6.8%